Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $5.62 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator U.S. Equity Ultra Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $535.50 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Innovator U.S. Equity Ultra Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $366.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator U.S. Equity Ultra Buffer ETF - September | SPDR S&P 500 ETF, Expiration: 08/29/2025; Exercise Price: $630.59 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.10%)